Financial risk management	6 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

30Financial risk management

30.1  Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, and cash flow and fair value interest rate risk), credit risk, and liquidity risk.

The interim consolidated financial statements do not include all financial risk management information and disclosures required in the annual financial statements, they should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended 30 June 2024, as filed with the Securities and Exchange Commission on 13 September 2024, contained within the Company’s Annual Report on Form 20-F.

There have been no changes in risk management since the previous financial year end or in any risk management policies.

30Financial risk management (continued)

30.2  Hedging activities

The Group uses derivative financial instruments to hedge certain exposures and has designated certain derivatives as hedges of cash flows (cash flow hedge).

The Group hedges the foreign exchange risk on contracted future US dollar revenues whenever possible using the Group’s US dollar net borrowings as the hedging instrument. The foreign exchange gains or losses arising on re-translation of the Group’s US dollar net borrowings used in the hedge are initially recognized in other comprehensive income, rather than being recognized in the statement of profit or loss immediately. Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve are subsequently reclassified into the statement of profit or loss in the same accounting period, and within the same statement of profit or loss line (i.e. commercial revenue), as the underlying future US dollar revenues, which given the varying lengths of the commercial revenue contracts will be between January 2025 to June 2029. The foreign exchange gains or losses arising on re-translation of the Group’s unhedged US dollar borrowings are recognized in the statement of profit or loss immediately (within net finance costs). The table below details the net borrowings being hedged at the balance sheet date:

	31 December	30 June	31 December
	2024	2024	2023
	$’000	$’000	$’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(18,100)	(9,500)	(33,200)
Net USD debt	631,900	640,500	616,800
Hedged future USD revenues (1)	(331,000)	(172,500)	(253,600)
Unhedged USD borrowings	300,900	468,000	363,200
Closing USD exchange rate ($: £)	1.2540	1.2643	1.2746
(1)A further portion of the profit and loss exposure (within net finance income/costs) on unhedged USD borrowings is naturally offset by the fair value of foreign exchange based embedded derivatives in host Commercial revenue contracts.

The Group seeks to hedge the majority of the foreign exchange risk on revenue arising as a result of participation in UEFA club competitions, either by using contracted future foreign exchange expenses (including player transfer fee commitments) or by placing forward foreign exchange contracts, at the point at which it becomes reasonably certain that it will receive the revenue. The Group also seeks to hedge the foreign exchange risk on other contracted future foreign exchange expenses using available foreign exchange cash balances and forward foreign exchange contracts.

Summary of hedging reserve

The Group’s hedging reserve comprises of two separate hedging reserves, the cash flow hedge reserve and the cost of hedging reserve. Details of balances in each reserve (net of tax) are shown below.

	At 31 December 2024	At 30 June 2024	At 31 December 2023
	£’000	£’000	£’000
Cash flow hedge reserve	(3,420)	(1,882)	1,521
Cost of hedging reserve	(122)	882	(1,546)
Total hedging reserve	(3,542)	(1,000)	(25)